FAIR VALUE MEASUREMENT (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 26, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Average Forward Exchange Rate	1.3447		1.3447
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 1,421
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ 1,201
Line of Credit Facility, Maximum Borrowing Capacity	30,000
Line of Credit Facility, Expiration Date		Jul. 31, 2021
Standby Letters of Credit Facility, Maximum Capacity	1,500
Letters of Credit Outstanding, Amount	100	$ 100
RPA, receivables collected, previously sold, timing differences	3,408
CIBC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
RPA maximum amount that can be sold or outstanding	75,000
RPA, amount that can be sold, face value, percent				100.00%
RPA, Amount that can be sold, discount, percent				10.00%
RPA, Sold and De-recognized	86,856
RPA, Receivables Outstanding	18,174
RPA, receivables collected, previously sold, timing differences	3,408
CIBC [Member] | Other Expense [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
RPA, Discount Fees	347
CIBC [Member] | Administration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
RPA, Discount Fees	$ 129
Foreign Exchange Forward | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Foreign Currency, Contract, Amount Purchased			$ 8.4